Fair Value Measurements (Net Change in the Assets and Liabilities Measured at Fair Value on a Recurring Basis and Included in the Level 3 Fair Value Category) (Detail) - Commodity - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	$ 222	$ 103	$ (37)
Total realized and unrealized gains (losses):
Included in earnings	$ 444	$ 10	$ (33)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Electric Fuel And Other Energy Related Purchases	Electric Fuel And Other Energy Related Purchases	Electric Fuel And Other Energy Related Purchases
Included in regulatory assets/liabilities	$ 183	$ 119	$ 140
Settlements	(455)	(10)	33
Purchases	28	0	0
Sales	0	0	(1)
Transfers out of Level 3	(2)	9	0
Balance at December 31,	422	222	103
Virginia Electric and Power Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	102	103	(37)
Total realized and unrealized gains (losses):
Included in earnings	$ 382	$ 4	$ (33)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Electric Fuel And Other Energy Related Purchases	Electric Fuel And Other Energy Related Purchases	Electric Fuel And Other Energy Related Purchases
Included in regulatory assets/liabilities	$ 102	$ (1)	$ 140
Settlements	(393)	(4)	33
Purchases	28	0	0
Sales	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	221	102	103
Operating Revenue
Total realized and unrealized gains (losses):
Included in earnings	2	(9)	0
Operating Revenue | Virginia Electric and Power Company
Total realized and unrealized gains (losses):
Included in earnings	0	0	0
Discontinued Operations
Total realized and unrealized gains (losses):
Included in earnings	0	0	1
Discontinued Operations | Virginia Electric and Power Company
Total realized and unrealized gains (losses):
Included in earnings	$ 0	$ 0	$ 0